Leases - Schedule of Short-Term Leases (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Short-Term Leases [Abstract]
Operating lease right-of-use assets	$ 251,929	$ 318,392
Operating lease liabilities – current	144,087	304,180
Operating lease liabilities – non-current	99,049
Total operating lease liabilities	$ 243,136	$ 304,180
Weighted-average remaining lease term (years)	1 year 29 days	11 months 1 day
Weighted-average discount rate	4.75%	4.75%